Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details) - IoT	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	16.00%	13.00%	19.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	34.00%	17.00%
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	6.00%	10.00%	9.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	12.00%	0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	5.00%	0.00%
Semiconductor Equipment and Electronic Devices Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	12.00%
International Telecommunication Company | Revenue
Concentration Risk [Line Items]
Concentration risk	5.00%	5.00%	6.00%
International Telecommunication Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	7.00%	11.00%
International Digital Security Company | Revenue
Concentration Risk [Line Items]
Concentration risk	10.00%	0.00%	0.00%
International Digital Security Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	6.00%	0.00%